Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
14.	LEASES

The Group has operating leases for warehouses, stores, office spaces, and delivery centers that the Group utilizes under lease arrangements.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Operating lease ROU assets	263,346	536,710

Operating lease liabilities-non-current	171,045	311,910
Operating lease liabilities-current	93,915	215,300
Total operating lease liabilities	264,960	527,210
Weighted average remaining lease term	2.80 years	2.57 years
Weighted average discount rate	5.74%	5.41%

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease cost	3,615	53,752	179,515
Short-term lease cost	576	2,291	4,249
Variable cost	-	1,557	6,396
Cash paid for operating leases	3,412	48,281	168,943
Right-of-use assets obtained in exchange for operating lease liabilities	22,705	295,454	448,148

14.	LEASES (Continued)

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB
2021	236,009
2022	205,509
2023	103,456
2024	24,380
2025	4,111
Total lease payment	573,465
Less: interest	(46,255)
Present value of operating lease liability	527,210

As of December 31, 2020, the Group had additional operating leases commitment for offline stores that have not yet commenced of RMB 23,254. These operating leases will commerce in the first half of 2021 (Note 23 (b)).